7. CAPITAL STOCK AND STOCK-BASED COMPENSATION (Details 1) (Granted to Officers, Directors, and Consultants, USD $)	0 Months Ended
Aug. 31, 2012
Outstanding, ending	1,200,000
Stock Option 1
Outstanding, ending	300,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.15
Vesting period	0 days
First Date Exercisable	8/27/2012
Expiration Date	8/27/2014
Stock Option 2
Outstanding, ending	300,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.3
Vesting period	6 months
First Date Exercisable	2/27/2013
Expiration Date	8/27/2014
Stock Option 3
Outstanding, ending	300,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.5
Vesting period	2 years
First Date Exercisable	8/27/2014
Expiration Date	8/27/2017
Stock Option 4
Outstanding, ending	300,000
Weighted Average Exercise Price Outstanding, Ending	$ 2.65
Vesting period	2 years
First Date Exercisable	8/27/2014
Expiration Date	8/27/2017